NATURE OF OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Nature Of Operations [Abstract]
NATURE OF OPERATIONS

1.NATURE OF OPERATIONS

Assure Holdings Corp. (“Assure” or the “Company”), through its two indirect wholly-owned subsidiaries, Assure Neuromonitoring, LLC (“Neuromonitoring”) and Assure Networks, LLC (“Networks”), provides technical and professional intraoperative neuromonitoring (“IONM”) surgical support services for neurosurgery, spine, cardiovascular, orthopedic, ear, nose, and throat, and other surgical procedures that place the nervous system at risk. Assure Holdings, Inc., a wholly-owned subsidiary, employs most of the administrative employees and performs various corporate services on behalf of the Company. Assure Neuromonitoring employs interoperative neurophysiologists (“INP”) who utilize technical equipment and their technical training to monitor evoked potentials (”EPS”), electroencephalographic (“EEG”) and electromyography (“EMG”) signals during surgical procedures and to pre-emptively notify the underlying surgeon of any nervous related issues that are identified. The INPs perform their services in the operating room during the surgeries. The INPs are certified by a third-party accreditation agency.

The Company was originally incorporated in Colorado on November 7, 2016. In conjunction with a reverse merger, the Company was redomiciled in Nevada on May 16, 2017.

Neuromonitoring was formed on August 25, 2015, in Colorado and currently has multiple wholly-owned subsidiaries. The Company’s services are sold in the United States.

Networks was formed on November 7, 2016, in Colorado and holds varying ownerships interests in numerous Provider Network Entities (“PE”), which are professional IONM entities. These entities are accounted for under the equity method of accounting. Additionally, Networks manages other PEs that Networks does not have an ownership interest and charges those PEs a management fee. Throughout 2023, the Company exited the majority of business under Assure’s legacy Managed Service Agreement (“MSA”) model in order to keep all revenue generated from services provided by the Professional Component of IONM.  The Company expects the remaining MSA relationships to be terminated during 2024.

Strategic Shift in Business Strategy

During September 2023, the Company’s Board of Directors initiated a process to explore strategic alternatives for the business. In consultation with financial and legal advisors, a comprehensive strategic review process began immediately and evaluated a broad range of options to maximize shareholder value. As part of this review process, Assure’s board agreed to conduct an auction process for the sale of its clinical operations and evaluate merger candidates. During February 2024, Assure entered a Definitive Agreement and Plan of Merger with Danam Health, Inc. (“Danam”). Danam delivers unique solutions for pharmacies, providers, pharmaceutical manufacturers, and payors focused on improving the lives of patients. During March 2024, Assure closed the disposal transaction resulting in the sale of most of the Company’s clinical operations, equipment, and contracts. As of the filing date of this Quarterly Report on Form 10Q, Assure is providing IONM services in limited markets, primarily Arizona and Montana.

Merger Agreement

On February 12, 2024, Assure entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Danam Health, Inc. (“Danam”) and Assure Merger Corp., a newly formed wholly-owned subsidiary of Assure (“Assure Merger”). Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, including approval of the transaction by the stockholders of Assure and Danam, Assure Merger will be merged with and into Danam (the “Merger”), with Danam surviving the Merger as a wholly-owned subsidiary of Assure. The Merger is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes.

Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger (the “Effective Time”): (i) each share of Danam capital stock issued and outstanding immediately prior to the Effective Time shall automatically be converted into and become the right to receive the applicable per share portion of the “merger consideration” as set forth in the allocation statement to be delivered pursuant to the Merger Agreement (“merger consideration” is defined in the Merger Agreement to mean a number of shares of common stock of Assure equal to (a) the quotient obtained by dividing (i) the number of shares of Assure capital stock on a fully diluted basis (the “Assure Fully Diluted Share Number”) by (ii) the quotient of (A) the adjusted value of Assure dividend by (B) the sum of the adjusted value of Assure and the adjusted value of Danam, minus (b) the Assure Fully Diluted Share Number minus (c) the number of shares of common stock of Assure the warrants of Danam will become exercisable for upon closing of the Merger); (ii) each outstanding warrant of Danam will be assumed by Assure and become a warrant to purchase an adjusted number of shares of common stock of Assure, at an adjusted exercise price per share but subject to the same terms and conditions as the warrant of Danam.

Following closing of the Merger, the former Assure equityholders immediately before the Merger are expected to own approximately 10% of the outstanding capital stock of the combined company on a fully diluted basis and the equityholders of Danam immediately before the Merger are expected to own approximately 90% of the outstanding capital stock of the combined company on a fully diluted basis.

Upon closing of the Merger, Assure will be renamed Danam Health Holdings Corp. Suren Ajjarapu will serve as Chairman of the Board of Directors and Tim Canning will serve as the Chief Executive Officer of the combined company. The Merger Agreement provides that the Board of Directors of the combined company will be comprised of five members which will be filled upon completion of the Merger to be designated by Danam.

The Merger Agreement contains customary representations, warranties and covenants of Assure and Danam, including covenants relating to the conduct of the business of both Assure and Danam from the date of signing the Merger Agreement through closing of the Merger, obtaining the requisite approval of the stockholders of Assure and Danam and maintain the listing of the common stock of Assure on the NASDAQ Capital Market and applying for the continued listing of Danam after the closing of the Merger on the NASDAQ Capital Market. Under the terms of the Merger Agreement, Assure has also agreed not to solicit from any person an acquisition proposal (as defined in the Merger Agreement) for Assure.

The Board has agreed to recommend the approval of the Assure Stockholder Proposals to the stockholders and to solicit proxies in support of the approval of the Assure Stockholder Proposals at a meeting of the stockholders to be held for that purpose.

The Merger Agreement contains a limited contractual ability for the Board, in accordance with its fiduciary duties to the stockholders, to change its recommendation to the stockholders upon receipt of a superior proposal subject to certain terms and conditions therein, including providing Danam notice of the superior proposal and time to make a counter-proposal to amend the terms of the Merger Agreement.

Under the Merger Agreement, Assure has agreed to maintain certain indemnity rights (including advancing expenses) of the current officers and directors of Assure as they exist in the governing documents of Assure and maintain director and officers insurance for a period of 6 years following the closing of the Merger.

The closing of the Merger is subject to customary closing conditions, including, among other things, (i) the required approval of the stockholders of Assure and Danam, (ii) the accuracy of the representations and warranties of the parties made in the Merger Agreement, subject to materiality qualifiers, (iii) compliance by the parties with their respective covenants under the Merger Agreement, and (iv) the approval of NASDAQ of the continued listing of Danam after the closing of the Merger. Further, closing of the Merger is conditioned on the simultaneous closing of a sale transaction of Assure’s assets. The obligation of Assure is conditioned upon Danam completing acquisition transactions as set forth in the Merger Agreement, including completing the acquisitions of (a) all of the membership interests in Wood Sage, LLC, a Florida limited liability company and (b) all of the membership interests in Wellgistics, LLC, a Florida limited liability company set forth in the applicable acquisition transactions agreements, both such acquisition transactions to close prior to or concurrent with the Merger. The obligation of Danam to close the Merger is also subject to satisfaction of certain additional conditions, including, among other things, (i) no Assure material adverse effect, (ii) Assure having performed its obligations under the agreement governing the sale transaction, (iii) Assure completing a wind down of its business, (iv) the reverse split having been consummated, and (v) Assure having a maximum amount of $500,000 in retained liabilities.

The parties may terminate the Merger Agreement upon mutual consent. Either party may terminate the Merger Agreement (i) if any of the representations or warranties of the other party set forth in the Merger Agreement shall not be true and correct or if the other party has failed to perform any covenant or agreement on the part of such party set forth in the Merger Agreement, (ii) the Merger is not consummated by the outside date (May 15, 2024), (iii) there is a governmental order prohibiting the Merger, and (iv) failure to obtain the stockholder vote. Danam may terminate the Merger Agreement if (i) the Board changes its recommendation to stockholders with respect to the Merger, (ii) the Board fails to reaffirm its recommendation to stockholders with respect to the Merger following a tender offer for Assure, (iii) the Board fails to reaffirm its recommendation to stockholders with respect to the merger following a publicly announced acquisition proposal for Assure, (iv) Assure breaches its non-solicitation provisions, or (v) the Board resolves to do any of the above. Assure may terminate the Merger Agreement for acceptance of a superior proposal.

In the event that Danam or Assure terminates the Merger Agreement pursuant to certain of the sections set forth above, Assure will be required to pay Danam a termination fee of $1,000,000, less any reimbursed expenses. Upon termination in other contexts in which a termination fee is not due, the breaching party may owe the non-breaching party reimbursement of expenses up to $250,000.

On April 8, 2024, the Company entered into a partial waiver and amendment agreement (the Waiver Agreement”) with Assure Acquisition Corp. (the “Merger Sub”) and Danam which waives and amends certain provisions of that certain agreement and plan of merger (the “Merger Agreement”) dated February 12, 2024 by and between the Corporation, Merger Sub and Danam.

Pursuant to the terms and conditions of the Waiver Agreement, Danam has partially waived its right to terminate the Merger Agreement pursuant to breaches of Section 6.8(a) and 6.20 of the Merger Agreement provided that the Corporation meets the following conditions:

a.	Assure obtains the Preliminary Shareholder Vote required by Section 6.20 of the Merger Agreement no later than April 30, 2024;
b.	Assure files the proxy statement and registration statement on Form S-4 required by the Section 6.8(a) Covenant no later than April 26th, 2024;
c.	Assure issues Danam a $1,000,000 convertible promissory note in the form attached as Exhibit A to the Merger Agreement (the “Convertible Note”) simultaneously with the execution and delivery of this Waiver;
d.	Assure receives shareholder approval for the Merger five (5) Business Days prior to the Termination Date and effects the Reverse Split prior to the Termination Date;
e.	Assure is not in default under the Convertible Note; and
f.	Assure is not in breach of any other covenants set forth in the Merger Agreement, subject to any necessary notice requirements and cure period set forth therein.

Further the Waiver Agreement amends the Merger Agreement to change the definition of “Termination Date” to mean July 22, 2024.

In connection with the Waiver Agreement, on April 8, 2024, the Corporation issued a convertible note to Danam in principal amount of $1,000,000. The note accrues interest on the then outstanding principal balance at a rate equal to 10% per annum, computed on the basis of the actual number of days elapsed and a year of 365 days. The note has a maturity date of July 22, 2024. Upon the occurrence of certain events, the note is convertible into shares of common stock at the Nasdaq “Minimum Price” in accordance with Listing Rule 5635(d). The note will become immediately due and payable upon the occurrence of an event of default under the note, including but not limited to: a failure to pay, voluntary bankruptcy or insolvency of Assure, involuntary bankruptcy or insolvency proceedings of Assure, breach of the Merger Agreement or termination of the Merger Agreement

Financial Reporting and Classification

As a result of the corporate actions described above, the Company’s technical and professional services meet the criteria to be considered “held for sale” as that term is defined in accounting principles generally accepted in the United States (“GAAP”). Accordingly. the assets associated with these services are classified and reflected on our consolidated balance sheets as “held for sale” as of December 31, 2023, and their results of operations are classified as “discontinued operations” in the consolidated statements of operations for the three months ended March 31, 2024 and 2023. Certain financial disclosures including major components of the assets and results of operations related to discontinued operations are provided in Note 3. Our continuing operations consists of our billing and collections services and costs to maintain our public company listing and are presented as such for all periods presented herein and until such time a strategic transaction is completed.

1. NATURE OF OPERATIONS

Assure Holdings Corp. (“Assure” or the “Company”), through its two indirect wholly-owned subsidiaries, Assure Neuromonitoring, LLC (“Neuromonitoring”) and Assure Networks, LLC (“Networks”), provides technical and professional intraoperative neuromonitoring (“IONM”) surgical support services for neurosurgery, spine, cardiovascular, orthopedic, ear, nose, and throat, and other surgical procedures that place the nervous system at risk. Assure Holdings, Inc., a wholly-owned subsidiary, employs most of the administrative employees and performs various corporate services on behalf of the Company. Assure Neuromonitoring employs interoperative neurophysiologists (“INP”) who utilize technical equipment and their technical training to monitor evoked potentials (”EPS”), electroencephalographic (“EEG”) and electromyography (“EMG”) signals during surgical procedures and to pre-emptively notify the underlying surgeon of any nervous related issues that are identified. The INPs perform their services in the operating room during the surgeries. The INPs are certified by a third-party accreditation agency.

The Company was originally incorporated in Colorado on November 7, 2016. In conjunction with a reverse merger, the Company was redomiciled in Nevada on May 16, 2017.

Neuromonitoring was formed on August 25, 2015 in Colorado and currently has multiple wholly-owned subsidiaries. The Company’s services are sold in the United States, directly through the Company.

Networks was formed on November 7, 2016 in Colorado and holds varying ownerships interests in numerous Provider Network Entities (“PEs”), which are professional IONM entities. These entities are accounted for under the equity method of accounting. Additionally, Networks manages other PEs that Networks does not have an ownership interest and charges those PEs a management fee.

Strategic Shift in Business Strategy

During September 2023, the Company’s Board of Directors initiated a process to explore strategic alternatives for the business. In consultation with financial and legal advisors, a comprehensive strategic review process began immediately and evaluated a broad range of options to maximize shareholder value. As part of this review process, Assure’s board agreed to conduct an auction process for the sale of its clinical operations. During February 2024, Assure entered a Definitive Agreement and Plan of Merger with Danam Health, Inc. (“Danam”). Danam delivers unique solutions for pharmacies, providers, pharmaceutical manufacturers, and payors focused on improving the lives of patients. During March 2024, Assure closed the disposal transaction resulting in the sale of most of the Company’s clinical operations, equipment, and contracts. As of the filing date of this Annual Report on Form 10K, Assure is providing IONM services in limited markets, primarily Arizona and Montana. See Note 16 for further discussion of these transactions.

Financial Reporting and Classification

As a result of the corporate actions described above, the Company’s technical and professional services meet the criteria to be considered “held for sale” as that term is defined in accounting principles generally accepted in the United States (“GAAP”). Accordingly. the assets associated with these services are classified and reflected on our consolidated balance sheets as “held for sale” as of December 31, 2023, and 2022, and their results of operations are classified as “discontinued operations” in the consolidated statements of operations for the years ended December 31, 2023 and 2022. Certain financial disclosures including major components of the assets and results of operations related to discontinued operations are provided in Note 7. Our continuing operations consists of our billing and collections services and costs to maintain our public company listing and are presented as such for all periods presented herein and until such time a strategic transaction is completed.